UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
Embraer Netherlands Finance BV, 5.40%, 2/1/27	$1,301	$1,343,582
Lockheed Martin Corp., 4.70%, 5/15/46	810	880,651
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	616,411

		$2,840,644

Automotive — 0.6%
Delphi Corp., 4.15%, 3/15/24	$913	$954,692
General Motors Co., 4.875%, 10/2/23	1,119	1,195,373
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,045,000

		$3,195,065

Banks — 7.3%
American Express Co., 3.625%, 12/5/24	$1,162	$1,170,355
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,431,993
Bank of America Corp., 3.30%, 1/11/23	1,237	1,246,138
Bank of America Corp., 5.65%, 5/1/18	807	839,800
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	891,249
Capital One Financial Corp., 3.75%, 4/24/24	700	712,925
CIT Group, Inc., 5.00%, 8/1/23	915	956,175
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,002,690
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	914,796
Citigroup, Inc., 4.50%, 1/14/22	725	776,625
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,450	1,431,143
Discover Bank, 3.20%, 8/9/21	950	962,921
Discover Financial Services, 3.95%, 11/6/24	490	491,483
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,184,180
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,037,496
First Republic Bank, 4.375%, 8/1/46	1,000	965,770
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	977,917
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,519,717
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,297,540
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,206,473
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,946,047
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,010,492
JPMorgan Chase & Co., 5.625%, 8/16/43	628	718,575
Morgan Stanley, 2.45%, 2/1/19	780	787,522
Morgan Stanley, 2.625%, 11/17/21	470	466,781
Morgan Stanley, 4.35%, 9/8/26	643	655,634
Morgan Stanley, 4.875%, 11/1/22	1,132	1,225,316
PPTT, 2006-A GS, Class A, 6.061%(1)(3)	259	255,380
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,553,056
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	688,526
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	726,110
SunTrust Banks, Inc., 2.90%, 3/3/21	569	576,319

Security	Principal Amount (000’s omitted)	Value
U.S. Bancorp, 2.35%, 1/29/21	$1,388	$1,393,183
Wells Fargo & Co., 3.45%, 2/13/23	948	957,284
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(2)	571	578,069

		$35,555,680

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,194,862
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	791,321
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,300,032
Constellation Brands, Inc., 4.25%, 5/1/23	1,315	1,387,646

		$4,673,861

Building Materials — 0.3%
Owens Corning, 3.40%, 8/15/26	$983	$953,734
Owens Corning, 4.20%, 12/15/22	502	525,659

		$1,479,393

Chemicals — 0.9%
CF Industries, Inc., 7.125%, 5/1/20	$1,265	$1,380,356
Ecolab, Inc., 5.50%, 12/8/41	797	945,181
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,512,853
RPM International, Inc., 3.75%, 3/15/27	589	589,852

		$4,428,242

Commercial Services — 0.4%
Block Financial, LLC, 5.25%, 10/1/25	$870	$904,374
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,293,741

		$2,198,115

Computers — 0.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,090,612
EMC Corp., 3.375%, 6/1/23	1,015	970,626

		$2,061,238

Diversified Financial Services — 1.7%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,224,337
Brookfield Finance, LLC, 4.00%, 4/1/24	1,070	1,077,698
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,025,305
Legg Mason, Inc., 4.75%, 3/15/26	667	700,979
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	439,747
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 3/15/45(1)	510	457,711
Raymond James Financial, Inc., 3.625%, 9/15/26	1,000	986,333
Synchrony Financial, 3.75%, 8/15/21	1,035	1,067,349
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,460,891

		$8,440,350

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$634,088

		$634,088

Electric Utilities — 1.5%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)	$1,500	$1,507,500
Enel Americas SA, 4.00%, 10/25/26	1,550	1,537,212
Entergy Corp., 4.00%, 7/15/22	1,046	1,096,777
ITC Holdings Corp., 4.05%, 7/1/23	680	705,136
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	956,982

Security	Principal Amount (000’s omitted)	Value
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	$477	$476,523
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,095,247

		$7,375,377

Electrical and Electronic Equipment — 0.9%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$915,827
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,449,000
Keysight Technologies, Inc., 4.60%, 4/6/27(4)	583	587,564
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	416,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,135,537

		$4,504,428

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$402,000
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,481,763

		$1,883,763

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$845	$896,756
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,420	1,451,950

		$2,348,706

Home Construction — 0.1%
Lennar Corp., 4.125%, 1/15/22	$313	$316,909

		$316,909

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,477,901

		$1,477,901

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,240,639

		$1,240,639

Insurance — 0.7%
Arch Capital Finance, LLC, 5.031%, 12/15/46	$1,000	$1,073,463
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	866,645
Principal Financial Group, Inc., 4.30%, 11/15/46	534	539,514
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	738,419

		$3,218,041

Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25(1)	$500	$512,230

		$512,230

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$165,600
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	505	501,213
MGM Resorts International, 4.625%, 9/1/26	900	877,500

		$1,544,313

Machinery — 0.4%
Stanley Black & Decker, Inc., 1.622%, 11/17/18	$1,047	$1,043,288
Xylem, Inc., 3.25%, 11/1/26	1,085	1,073,463

		$2,116,751

Security	Principal Amount (000’s omitted)	Value
Media — 0.8%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,040,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,610	1,674,400
Discovery Communications, LLC, 3.80%, 3/13/24	1,429	1,414,477

		$4,128,877

Mining — 0.6%
Barrick Gold Corp., 4.10%, 5/1/23	$935	$1,003,747
Freeport-McMoRan, Inc., 3.55%, 3/1/22	900	839,250
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	994,403

		$2,837,400

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 3.95%, 2/15/27	$702	$708,694
Suzano Austria GmbH, 7.00%, 3/16/47(1)	405	398,925

		$1,107,619

Oil and Gas — 3.7%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,453,646
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	787,784
BP Capital Markets PLC, 3.224%, 4/14/24	1,452	1,453,827
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,010,235
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,520,750
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,391,797
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,421,727
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	652,303
Noble Energy, Inc., 3.90%, 11/15/24	937	950,781
Petrobras Global Finance BV, 7.375%, 1/17/27	1,000	1,059,700
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,668,750
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,478,615
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,313,888
Tesoro Corp., 4.75%, 12/15/23(1)	940	974,865
Total Capital International SA, 2.70%, 1/25/23	883	876,211

		$18,014,879

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$885,100

		$885,100

Pharmaceuticals — 2.0%
Abbott Laboratories, 2.90%, 11/30/21	$1,444	$1,451,705
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,344,625
Actavis Funding SCS, 4.55%, 3/15/35	796	800,379
Celgene Corp., 3.55%, 8/15/22	1,041	1,071,702
Mylan N.V., 3.95%, 6/15/26	1,416	1,388,515
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,470,472
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,205	1,160,521
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	1,234	1,066,907

		$9,754,826

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$454,274
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	495,476
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	684,061

Security	Principal Amount (000’s omitted)	Value
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	$750	$784,801
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	955,458
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	612,960

		$3,987,030

Real Estate Investment Trusts (REITs) — 0.8%
CBL & Associates, L.P., 5.95%, 12/15/26	$876	$846,645
DDR Corp., 3.625%, 2/1/25	1,016	978,955
Essex Portfolio, L.P., 3.25%, 5/1/23	805	802,856
Simon Property Group, L.P., 2.50%, 7/15/21	423	421,826
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26	947	989,615

		$4,039,897

Retail-Drug Stores — 0.1%
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	$730	$728,938

		$728,938

Retail-Specialty and Apparel — 0.6%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$965	$962,231
Nordstrom, Inc., 5.00%, 1/15/44	1,000	947,779
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	315,650
Signet UK Finance PLC, 4.70%, 6/15/24	500	484,699

		$2,710,359

Software — 0.6%
CA, Inc., 3.60%, 8/15/22	$400	$406,318
Electronic Arts, Inc., 4.80%, 3/1/26	1,400	1,516,582
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	935,812

		$2,858,712

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$1,008,936

		$1,008,936

Telecommunications — 0.9%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,038,152
AT&T, Inc., 3.60%, 2/17/23	1,834	1,859,618
Verizon Communications, Inc., 5.15%, 9/15/23	877	963,850
Verizon Communications, Inc., 6.00%, 4/1/41	422	477,995

		$4,339,615

Utilities — 1.5%
American Water Capital Corp., 3.40%, 3/1/25	$365	$374,798
American Water Capital Corp., 4.30%, 9/1/45	842	883,981
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,435,713
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,365,903
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,018,059
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,161,476

		$7,239,930

Total Corporate Bonds & Notes (identified cost $154,002,200)		$155,687,852

Agency Mortgage-Backed Securities — 23.6%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,039	$1,120,947
Pool #C03490, 4.50%, 8/1/40	859	927,278
Pool #C03815, 3.50%, 3/1/42	656	675,857
Pool #C03921, 3.50%, 5/1/42	670	690,381
Pool #C09013, 3.00%, 9/1/42	779	776,344
Pool #C09031, 2.50%, 2/1/43	2,023	1,943,233
Pool #C09032, 3.50%, 2/1/43	1,125	1,157,080
Pool #C91875, 3.50%, 6/1/36	1,318	1,368,350
Pool #G04913, 5.00%, 3/1/38	987	1,083,454
Pool #G05958, 5.00%, 8/1/40	236	258,379
Pool #G07459, 3.50%, 8/1/43	2,566	2,639,064
Pool #G07527, 3.00%, 10/1/43	507	505,263
Pool #G07589, 5.50%, 6/1/41	4,121	4,602,761
Pool #G08348, 5.00%, 6/1/39	252	275,633
Pool #G08524, 3.00%, 3/1/43	1,248	1,244,411
Pool #G08534, 3.00%, 6/1/43	2,163	2,156,233
Pool #G08596, 4.50%, 7/1/44	1,224	1,315,688
Pool #G08666, 3.00%, 9/1/45	2,567	2,549,608
Pool #G08670, 3.00%, 10/1/45	1,684	1,672,787
Pool #G08701, 3.00%, 4/1/46	2,570	2,549,882
Pool #G08717, 4.00%, 8/1/46	2,645	2,776,485
Pool #G08738, 3.50%, 12/1/46	2,570	2,631,171
Pool #G60173, 4.00%, 7/1/45	1,441	1,521,465
Pool #G60761, 3.00%, 10/1/43	2,550	2,542,660
Pool #Q00285, 4.50%, 4/1/41	632	682,246
Pool #Q08641, 3.50%, 6/1/42	685	705,561
Pool #Q10378, 3.00%, 8/1/42	1,315	1,311,257
Pool #Q17453, 3.50%, 4/1/43	2,045	2,104,734
Pool #Q21661, 3.50%, 9/1/43	1,116	1,146,504
Pool #Q29436, 4.00%, 11/1/44	1,549	1,629,036
Pool #Q34310, 3.50%, 6/1/45	2,433	2,492,485
Pool #Q34966, 4.00%, 7/1/45	1,029	1,080,122
Pool #Q40264, 3.50%, 5/1/46	1,950	1,996,553
Pool #Q45051, 3.00%, 12/1/46	3,786	3,761,560

		$55,894,472

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$140	$153,653
Pool #735415, 6.50%, 12/1/32	297	342,312
Pool #889982, 5.50%, 11/1/38	78	86,800
Pool #890427, 3.50%, 4/1/42	1,282	1,322,146
Pool #929009, 6.00%, 1/1/38	242	275,271
Pool #995203, 5.00%, 7/1/35	28	31,081
Pool #AB4827, 3.50%, 4/1/42	380	391,720
Pool #AB6633, 3.50%, 10/1/42	820	843,641
Pool #AB8923, 3.00%, 4/1/43	1,581	1,578,073
Pool #AE0949, 4.00%, 2/1/41	375	396,173
Pool #AE9757, 4.00%, 12/1/40	73	77,097

Security	Principal Amount (000’s omitted)	Value
Pool #AH0944, 4.00%, 12/1/40	$887	$936,765
Pool #AH1559, 4.00%, 12/1/40	141	149,132
Pool #AH3575, 4.50%, 1/1/41	292	314,890
Pool #AH3804, 4.00%, 2/1/41	661	697,525
Pool #AH9055, 4.50%, 4/1/41	500	538,871
Pool #AK6759, 3.50%, 3/1/42	1,198	1,233,353
Pool #AL2551, 3.50%, 10/1/42	322	332,112
Pool #AL3865, 3.50%, 7/1/43	83	85,251
Pool #AL5162, 3.00%, 9/1/43	1,152	1,149,612
Pool #AL6838, 4.00%, 4/1/43	1,010	1,065,669
Pool #AL7019, 3.50%, 11/1/42	2,173	2,237,891
Pool #AL7524, 5.00%, 7/1/41	1,420	1,556,619
Pool #AO4647, 3.50%, 6/1/42	521	536,356
Pool #AP2133, 3.50%, 8/1/42	273	281,483
Pool #AS0304, 3.00%, 8/1/43	527	526,114
Pool #AS3892, 4.00%, 11/1/44	1,390	1,460,825
Pool #AS4421, 4.00%, 2/1/45	982	1,035,882
Pool #AS5332, 4.00%, 7/1/45	1,671	1,762,213
Pool #AS6014, 4.00%, 10/1/45	1,091	1,150,195
Pool #AS6811, 3.00%, 3/1/46	1,854	1,842,287
Pool #AZ3743, 3.50%, 11/1/45	2,689	2,753,947
Pool #BA0891, 3.50%, 1/1/46	3,017	3,089,534
Pool #BA0908, 3.50%, 3/1/46	1,815	1,858,284
Pool #BA2906, 4.00%, 11/1/45	1,608	1,701,317
Pool #BA3938, 3.50%, 1/1/46	2,330	2,387,241
Pool #BC1849, 3.00%, 5/1/46	3,328	3,304,956
Pool #BC6815, 3.00%, 6/1/46	2,399	2,382,022
Pool #BD1183, 3.50%, 12/1/46	1,427	1,460,526
Pool #BE2316, 3.50%, 1/1/47	3,474	3,558,126
Pool #MA0634, 4.50%, 1/1/31	894	960,647
Pool #MA0956, 4.00%, 1/1/42	1,591	1,678,813
Pool #MA1003, 3.50%, 3/1/42	961	989,681
Pool #MA1789, 4.50%, 2/1/44	1,061	1,146,809
Pool #MA2389, 3.50%, 9/1/35	820	852,213
Pool #MA2653, 4.00%, 6/1/46	2,665	2,797,527
Pool #MA2711, 3.00%, 8/1/46	1,895	1,872,140

		$57,184,795

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$2,146	$2,236,731

		$2,236,731

Total Agency Mortgage-Backed Securities (identified cost $116,977,048)		$115,315,998

Collateralized Mortgage Obligations — 2.2%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,703	$2,743,875
Series 4030, Class PA, 3.50%, 6/15/40	831	850,273

		$3,594,148

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$451	$493,519
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,589,667
Series 2011-135, Class PK, 4.50%, 5/25/40	1,504	1,580,019
Series 2013-130, Class EA, 3.00%, 6/25/38	1,616	1,644,064
Series 2014-70, Class KP, 3.50%, 3/25/44	1,718	1,784,814

		$7,092,083

Total Collateralized Mortgage Obligations (identified cost $10,760,150)		$10,686,231

Commercial Mortgage-Backed Securities — 4.4%
Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$880	$884,284
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.443%, 12/10/54(5)	1,050	1,044,561
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	364	363,952
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	782,816
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,325
Series 2013-CR11, Class C, 5.169%, 10/10/46(1)(5)	500	531,052
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	546,878
Series 2014-CR21, Class C, 4.417%, 12/10/47(5)	500	494,398
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	562,182
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	676,332
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.365%, 12/15/49(5)	1,500	1,456,582
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.661%, 8/15/47(1)(5)	675	559,938
Series 2014-C22, Class D, 4.56%, 9/15/47(1)(5)	500	406,959
Series 2014-C23, Class D, 3.959%, 9/15/47(1)(5)	250	203,916
Series 2014-C25, Class D, 3.948%, 11/15/47(1)(5)	1,585	1,239,157
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	897	954,914
Series 2013-C13, Class D, 4.053%, 1/15/46(1)(5)	2,000	1,857,266
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	219,980
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.297%, 12/15/49(5)	1,050	1,016,810
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.942%, 6/11/49(5)	1,850	1,861,550
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	1,191	1,198,619
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,007,923
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.547%, 5/10/45(1)(5)	1,350	1,344,467
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.541%, 9/15/58(5)	900	909,875
Series 2015-SG1, Class C, 4.471%, 9/15/48(5)	1,500	1,491,260

Security	Principal Amount (000’s omitted)	Value
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	$110	$111,602

Total Commercial Mortgage-Backed Securities (identified cost $22,001,583)		$21,899,598

Asset-Backed Securities — 8.4%
Security	Principal Amount (000’s omitted)	Value
Automotive — 4.7%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$297	$297,202
Series 2016-2, Class B, 2.21%, 5/10/21	610	611,667
Series 2016-4, Class A3, 1.53%, 7/8/21	825	821,128
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	1,450	1,453,952
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	459,308
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	822,495
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	63	62,935
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	359	358,984
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	435	435,424
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	500	500,705
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	278	278,324
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	478	478,301
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	322	322,323
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	374	373,726
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	722	721,947
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	477,366
Series 2016-A, Class A2A, 1.12%, 12/15/18	160	160,449
Series 2017-A, Class A3, 1.67%, 6/15/21	1,080	1,080,323
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	773,264
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,102
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	150	150,051
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,641,362
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	871	872,263
Series 2016-1, Class A2A, 1.41%, 7/15/19	544	544,193
Series 2016-3, Class A3, 1.50%, 8/17/20	980	978,709
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,050

Security	Principal Amount (000’s omitted)	Value
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	$1,683	$1,681,577
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	454,884
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	1,915	1,916,225
Series 2016-A, Class A2, 1.32%, 12/16/19	958	958,163
Series 2016-B, Class A2, 1.10%, 1/15/20	1,000	997,864
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	1,003,468

		$22,845,734

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,231,666

		$1,231,666

Other — 2.2%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,690,421
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,204,219
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)(4)	1,000	1,010,195
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	554,505
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,255,618
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,011,851
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	89	89,161
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	277	278,640
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	949	952,345
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,304	1,313,363
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	701,191
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	597,063

		$10,658,572

Restaurants — 0.7%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$813	$819,445
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	1,194	1,211,355
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,625	1,637,080

		$3,667,880

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 0.5%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.693%, 6/17/31(1)(6)	$1,000	$999,536
Colony American Homes
Series 2014-1A, Class C, 2.793%, 5/17/31(1)(6)	915	915,548
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	659	654,873

		$2,569,957

Total Asset-Backed Securities (identified cost $40,927,991)		$40,973,809

Foreign Government and Agency Securities — 0.5%
Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$539,748

		$539,748

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$500,000
Government of Mexico, 4.00%, 10/2/23	790	815,675

		$1,315,675

Panama — 0.1%
Republic of Panama, 3.875%, 3/17/28	$700	$713,125

		$713,125

Total Foreign Government and Agency Securities (identified cost $2,511,278)		$2,568,548

U.S. Treasury Obligations — 27.7%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.50%, 5/15/46	$1,880	$1,683,115
U.S. Treasury Bond, 2.875%, 11/15/46	15,000	14,552,055
U.S. Treasury Bond, 3.00%, 2/15/47	3,600	3,585,798
U.S. Treasury Bond, 3.625%, 2/15/44	17,600	19,609,902
U.S. Treasury Bond, 3.875%, 8/15/40	23,430	27,087,283
U.S. Treasury Note, 1.125%, 2/28/19	3,000	2,993,319
U.S. Treasury Note, 1.375%, 2/15/20	12,598	12,558,140
U.S. Treasury Note, 1.50%, 5/31/19	12,500	12,552,975
U.S. Treasury Note, 1.875%, 2/28/22	3,450	3,442,655
U.S. Treasury Note, 2.625%, 8/15/20	36,000	37,160,856

Total U.S. Treasury Obligations (identified cost $135,829,029)		$135,226,098

Preferred Securities — 0.1%

Security	Shares	Value
Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.688%(6)(7)(8)	$2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(9)	6,181,504	$6,182,740

Total Short-Term Investments (identified cost $6,182,740)		$6,182,740

Total Investments — 100.0% (identified cost $491,209,259)		$488,940,874

Other Assets, Less Liabilities — (0.0)%(10)		$(66,149)

Net Assets — 100.0%		$488,874,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $54,687,838 or 11.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2017.

(6)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2017.

(7)	Non-income producing security.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $10,648.

(10)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$492,713,207

Gross unrealized appreciation	$3,686,781
Gross unrealized depreciation	(7,459,114)

Net unrealized depreciation	$(3,772,333)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$155,687,852	$—	$155,687,852
Agency Mortgage-Backed Securities	—	115,315,998	—	115,315,998
Collateralized Mortgage Obligations	—	10,686,231	—	10,686,231
Commercial Mortgage-Backed Securities	—	21,899,598	—	21,899,598
Asset-Backed Securities	—	40,973,809	—	40,973,809
Foreign Government and Agency Securities	—	2,568,548	—	2,568,548
U.S. Treasury Obligations	—	135,226,098	—	135,226,098
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	6,182,740	—	6,182,740
Total Investments	$—	$488,540,874	$400,000	$488,940,874

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2017 is not presented. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017